Commitments and contingencies - Lease Premises Commitments (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
2015	$ 5.1
2016	5.3
2017	5.0
2018	5.0
2019	4.6
2020 and Thereafter	$ 12.5